SHARE-BASED COMPENSATION (Details 3) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	2.39%	0.77%
Option term	5 years	5 years
Volatility (as a percent)	44.00%	45.00%
Dividend yield	0.00%	0.00%
Expected forfeiture rate (post-vesting)		0.00%
Recognized share-based compensation expense	12,681,141	6,206,213	6,683,456
Expected forfeiture rate (post-vesting) of non-executive level	10.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2.0	2
Expected forfeiture rate (post-vesting)	0.00%
Requisite service period	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2.50	2.50
Expected forfeiture rate (post-vesting)	10.00%
Requisite service period	5 years